Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
Summary of quarterly financial data

	Year Ended December 31, 2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,944,454	$2,630,933	$2,811,429	$1,273,675

Income (loss) from operations	(6,297,854)	(939,330)	(4,069,541)	(2,052,133)

Net earnings (loss)	(7,295,537)	(3,027,618)	(4,762,881)	(3,743,187)

Net earnings per common share:

Basic and diluted	$(0.47)	$(0.19)	$(0.30)	$(0.25)

Weighted average shares outstanding

Basic and diluted	15,543,758	15,775,135	15,635,346	14,778,206

	Year Ended December 31, 2010
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,519,702	$2,552,790	$5,194,849	$490,351

Income (loss) from operations	(4,191,728)	(5,900,630)	(792,880)	(2,242,252)

Net earnings (loss)	(6,230,293)	(7,491,246)	(3,196,779)	(2,820,715)

Net earnings per common share:

Basic and diluted	$(1.47)	$(2.53)	$(1.99)	$(1.04)

Weighted average shares outstanding

Basic and diluted	9,167,803	2,962,882	6,362,922	2,927,759